INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes [Abstract]
Disclosure of income taxes	A breakdown of income tax expense is presented below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Current tax expense	360,443	383,481	347,162
Deferred tax expense/(benefit)	106,556	(17,483)	(4,541)
Taxes relating to prior years	(2,880)	(2,955)	2,276
Total income tax expense	464,119	363,043	344,897

Income tax reconciliation
A reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2025, 2024 and 2023 is provided below.

	For the years ended December 31,
	2025	2024	2023
	(€ thousand)
Profit before taxes	2,063,635	1,888,956	1,602,354
Theoretical income tax rate	24.0%	24.0%	24.0%
Theoretical income tax expense	495,272	453,349	384,565
Tax effect on:
Permanent and other differences	(104,596)	(145,802)	(95,836)
Italian Regional Income Tax (IRAP)	70,332	50,408	48,912
Effect of changes in tax rates and tax regulations	653	938	961
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,265	2,681	2,156
Taxes relating to prior years	(2,880)	(2,955)	2,276
Withholding tax on earnings	3,073	4,424	1,863
Income tax expense	464,119	363,043	344,897

Effective tax rate	22.5%	19.2%	21.5%

Disclosure of deferred tax liabilities
A breakdown of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 is provided below.

	At December 31,
	2025	2024
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	134,196	93,073
To be recovered within 12 months	91,809	143,718
	226,005	236,791
Deferred tax liabilities:
To be realized after 12 months	(146,463)	(82,429)
To be realized within 12 months	(107,924)	(27,587)
	(254,387)	(110,016)
Net deferred tax (liabilities)/assets	(28,382)	126,775

Disclosure of deferred tax assets
A breakdown of deferred tax assets and deferred tax liabilities at December 31, 2025 and 2024 is provided below.

	At December 31,
	2025	2024
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	134,196	93,073
To be recovered within 12 months	91,809	143,718
	226,005	236,791
Deferred tax liabilities:
To be realized after 12 months	(146,463)	(82,429)
To be realized within 12 months	(107,924)	(27,587)
	(254,387)	(110,016)
Net deferred tax (liabilities)/assets	(28,382)	126,775

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are summarized below.

	At December 31, 2024	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2025
	(€ thousand)
Deferred tax assets arising on:
Provisions	194,630	17,357	—	(2,625)	209,362
Intercompany profit on inventory and obsolescence	135,636	7,624	—	(593)	142,667
Allowances for doubtful accounts	6,836	1,009	—	15	7,860
Depreciation	17,861	271	—	(60)	18,072
Trademark step-up	77,004	(1,674)	—	—	75,330
Patent Box regime	133,492	(89,018)	—	—	44,474
Other	27,864	(20,744)	(33,704)	(11,414)	(37,998)
Deferred tax assets (prior to offsetting)	593,323	(85,175)	(33,704)	(14,677)	459,767
Offsetting of deferred tax assets	(356,532)				(233,762)
Total deferred tax assets	236,791				226,005

Deferred tax liabilities arising on:
Depreciation	(4,258)	1,294	—	320	(2,644)
Capitalization of development costs	(422,389)	(29,900)	—	—	(452,289)
Tax on undistributed earnings	(20,037)	8,618	—	—	(11,419)
Other	(19,864)	(1,393)	—	(540)	(21,797)
Total deferred tax liabilities (prior to offsetting)	(466,548)	(21,381)	—	(220)	(488,149)
Offsetting of deferred tax liabilities	356,532				233,762
Total deferred tax liabilities	(110,016)				(254,387)

Total net deferred tax assets/(liabilities)	126,775	(106,556)	(33,704)	(14,897)	(28,382)

	At December 31, 2023	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2024
	(€ thousand)
Deferred tax assets arising on:
Provisions	183,035	10,703	—	892	194,630
Intercompany profit on inventory and obsolescence	119,920	15,522	—	194	135,636
Allowances for doubtful accounts	5,060	1,787	—	(11)	6,836
Depreciation	17,782	92	—	(13)	17,861
Trademark step-up	78,678	(1,674)	—	—	77,004
Patent Box regime	94,268	39,224	—	—	133,492
Other	20,873	(10,217)	14,010	3,198	27,864
Deferred tax assets (prior to offsetting)	519,616	55,437	14,010	4,260	593,323
Offsetting of deferred tax assets	(302,063)				(356,532)
Total deferred tax assets	217,553				236,791

Deferred tax liabilities arising on:
Depreciation	(3,458)	(645)	—	(155)	(4,258)
Capitalization of development costs	(385,257)	(37,132)	—	—	(422,389)
Tax on undistributed earnings	(18,859)	(1,178)	—	—	(20,037)
Other	(31,335)	1,001	9,768	702	(19,864)
Total deferred tax liabilities (prior to offsetting)	(438,909)	(37,954)	9,768	547	(466,548)
Offsetting of deferred tax liabilities	302,063				356,532
Total deferred tax liabilities	(136,846)				(110,016)

Total net deferred tax assets/(liabilities)	80,707	17,483	23,778	4,807	126,775

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are summarized below.

	At December 31, 2024	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2025
	(€ thousand)
Deferred tax assets arising on:
Provisions	194,630	17,357	—	(2,625)	209,362
Intercompany profit on inventory and obsolescence	135,636	7,624	—	(593)	142,667
Allowances for doubtful accounts	6,836	1,009	—	15	7,860
Depreciation	17,861	271	—	(60)	18,072
Trademark step-up	77,004	(1,674)	—	—	75,330
Patent Box regime	133,492	(89,018)	—	—	44,474
Other	27,864	(20,744)	(33,704)	(11,414)	(37,998)
Deferred tax assets (prior to offsetting)	593,323	(85,175)	(33,704)	(14,677)	459,767
Offsetting of deferred tax assets	(356,532)				(233,762)
Total deferred tax assets	236,791				226,005

Deferred tax liabilities arising on:
Depreciation	(4,258)	1,294	—	320	(2,644)
Capitalization of development costs	(422,389)	(29,900)	—	—	(452,289)
Tax on undistributed earnings	(20,037)	8,618	—	—	(11,419)
Other	(19,864)	(1,393)	—	(540)	(21,797)
Total deferred tax liabilities (prior to offsetting)	(466,548)	(21,381)	—	(220)	(488,149)
Offsetting of deferred tax liabilities	356,532				233,762
Total deferred tax liabilities	(110,016)				(254,387)

Total net deferred tax assets/(liabilities)	126,775	(106,556)	(33,704)	(14,897)	(28,382)

	At December 31, 2023	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2024
	(€ thousand)
Deferred tax assets arising on:
Provisions	183,035	10,703	—	892	194,630
Intercompany profit on inventory and obsolescence	119,920	15,522	—	194	135,636
Allowances for doubtful accounts	5,060	1,787	—	(11)	6,836
Depreciation	17,782	92	—	(13)	17,861
Trademark step-up	78,678	(1,674)	—	—	77,004
Patent Box regime	94,268	39,224	—	—	133,492
Other	20,873	(10,217)	14,010	3,198	27,864
Deferred tax assets (prior to offsetting)	519,616	55,437	14,010	4,260	593,323
Offsetting of deferred tax assets	(302,063)				(356,532)
Total deferred tax assets	217,553				236,791

Deferred tax liabilities arising on:
Depreciation	(3,458)	(645)	—	(155)	(4,258)
Capitalization of development costs	(385,257)	(37,132)	—	—	(422,389)
Tax on undistributed earnings	(18,859)	(1,178)	—	—	(20,037)
Other	(31,335)	1,001	9,768	702	(19,864)
Total deferred tax liabilities (prior to offsetting)	(438,909)	(37,954)	9,768	547	(466,548)
Offsetting of deferred tax liabilities	302,063				356,532
Total deferred tax liabilities	(136,846)				(110,016)

Total net deferred tax assets/(liabilities)	80,707	17,483	23,778	4,807	126,775